Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Fixed assets consist of the following:

	Estimated	As of December 31,	As of June 30,
	Useful Lives in years	2015	2015

Office equipment and furniture	3 - 5	$108,000	$-
Lab equipment	3 - 5	90,000	90,000
Leasehold improvements	3	18,000	-
Manufacturing equipment	5	7,000	-
Less accumulated depreciation and amortization		(79,000)	(60,000)

Fixed assets, net		$144,000	$30,000

Fixed Assets

Fixed assets are recorded at cost. After being placed in service, the fixed assets are depreciated using the straight-line method over estimated useful lives. Fixed assets consist of the following:

	Estimated	June 30,
	Useful Lives in years	2015	2014

Lab equipment	3 - 5	90,000	90,000
Less accumulated depreciation		(60,000)	(33,000)
Fixed assets, net		$30,000	$57,000

Aytu recorded the following depreciation expense in the respective periods:

	Year Ended June 30,
	2015	2014

Depreciation expense	$27,000	$27,000